FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Interest rate benchmark reform (Details) - Fair value hedges - USD $ in Millions	Dec. 31, 2020 COP ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Notional value of hedging instruments	$ 79,550
Hedging instruments maturing after 31 December 2021	$ 79,550